Putnam
Premier
Income
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges that lie ahead and are confident that Putnam and your Board will continue to face those challenges successfully as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL                   /S/GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
September 20, 2000


REPORT FROM FUND MANAGEMENT

David L. Waldman and the Fixed-Income Team

During the fiscal year that ended on July 31, 2000, for Putnam Premier Income Trust, global capital markets were highly volatile as investors contended with threatening inflation, higher short-term interest rates, and increasing uncertainty in the U.S. equity markets. The fund's strategy of maintaining diversity across a range of fixed-income sectors served shareholders well, producing a positive net asset value return during this challenging period.

Total return for 12 months ended 7/31/00

                   NAV            Market price
----------------------------------------------
                  4.77%              -1.51%
----------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 5.

* BOND MARKETS FLUCTUATE DESPITE ECONOMIC STABILITY

Throughout the fund's fiscal year, the global economy was generally characterized by strong growth, moderate inflation, and central bank tightening. In the United States, the Federal Reserve Board raised short-term interest rates six times for a total increase of 1.75 percentage points between June 30, 1999, and May 31, 2000. Ironically, the yield on the 10-year Treasury bond, a widely used benchmark for the fixed-income markets, finished the fiscal year near the 6% level at which it began. U.S. Treasury bonds benefited greatly from a federal buyback program in which Treasury securities, particularly those with longer maturities, were repurchased as part of the government's objective of using the budget surplus to reduce the federal debt. This program began in January 2000 and has continued throughout the year.

The conflicting impact of strong economic growth, low inflation, and the Treasury buyback program resulted in a volatile market for Treasury securities. Since the Treasury market has historically served as a benchmark for fixed-income, this volatility impacted other sectors, including government agency bonds, mortgage-backed securities (MBSs), and corporate bonds. During the fiscal period, these so-called spread sectors underperformed Treasuries.


[GRAPHIC OMITTED: horizontal bar chart SECTOR ALLOCATION]

SECTOR ALLOCATION*

                           7/31/99           7/31/00
U.S. investment
grade                       34.0%             30.0%

High yield                  45.0%             46.3%

Foreign+                    10.0%             11.1%

Emerging
markets                     11.0%             10.7%

Footnotes read:
*Based on net assets as of 7/31/00. Holdings will vary over time.
+Exclusive of emerging markets.


* MARKET SECTORS EXPERIENCED DRAMATIC MOVES, HIGH-YIELD WOES APPEAR NEAR AN END

Several fixed-income relationships experienced dramatic swings, some of which occurred in relatively short time periods. Most U.S. spread sectors, which include agency, MBSs, and corporates, widened dramatically in February and March of this year. Specifically, high-yield bond spreads widened by approximately 1.30 percentage points. Furthermore, the Treasury curve, which historically has maintained a positive shape, inverted in January 2000 at the hands of the Fed's tightening and the government's buyback program. In addition, the euro declined significantly relative to the dollar as a result of global investors' continued attraction toward U.S. assets.

High-yield corporates had a difficult time throughout the period. This sector suffered from difficult market conditions brought on by the Fed's rate increases, low demand from institutional investors, and an increase in high-yield defaults. Although a strong economy is usually favorable for corporate fundamentals, the surge in high-yield issuance in 1997 has caused default rates to increase. Going forward over the longer term, high-yield bonds appear poised to perform well, given their attractive valuations and the expected leveling of default rates.

* EMERGING MARKETS PERFORMED WELL

Emerging markets bonds represented a significant exception to the bond market's meager performance, exhibiting positive returns throughout the period. This sector outperformed most others for several reasons. First, the prices of these issues have been extremely attractive, which has strengthened investor interest. Second, several countries, particularly Mexico, appear to be on firmer footing economically, and others, like Russia, are experiencing some stability after several years of turmoil. Third, higher commodity prices, especially those driven by higher oil prices, have helped the fundamentals of several emerging markets countries that rely on oil exports. Finally, the overall global economic environment of strong growth with low to moderate inflation has helped the economies of many developing countries.


[GRAPHIC OMITTED: TOP SECTOR HOLDINGS]

TOP SECTOR HOLDINGS*

Top three high-yield holdings

Stone Containers Corp. bank term loan
FRN 9.938%, 2006

Midland Funding II Corp. deb. series B,
13.25%, 2006

Midland Funding II Corp., deb. series A,
11.75%, 2005

Top three U.S. government holdings

U.S. Treasury Notes, 6.5%, 2/15/10

U.S. Treasury Bonds, 6.125%, 11/15/27

GNMA pass-through certificates, 7%,
due dates from 12/15/22 to 12/15/28

Top three international holdings

Denmark (Kingdom of) bonds 6%, 2009

Australia (Government of) bonds,
series 909, 7.5%, 2009

Hellenic Greece (Republic of) bonds,
6.5%, 2014

Footnote reads:
*These holdings represented 16.4% of the fund's net assets as of 7/31/00.
 Holdings will vary over time.


* AN OPTIMISTIC OUTLOOK FOR THE REMAINDER OF 2000

During this volatile period we were careful to employ strategies in a risk-controlled manner. These strategies included taking positions in longer-maturity Treasuries, the euro, and certain emerging markets countries, such as Mexico. In addition, we added value in areas of the mortgage-backed market that tend to perform well in a stable to rising interest-rate environment.

Finally, we kept the portfolio underweighted in Japanese government bonds, because we believed that revitalized economic growth and potential oversupply could threaten their performance. Overall, however, we adhered to the fund's stated objective of remaining well diversified to mitigate downside risk.

By the end of the fund's fiscal period, investors' inflation fears were allayed somewhat as it became apparent that the Fed's campaign to slow the economy to keep inflation under control was beginning to take hold. For fixed-income markets in the United States, we believe the potential for a soft landing has increased and that, as a result, there should be less pressure on the Fed to raise rates. Going forward, we expect fixed-income securities to provide stability within capital markets.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/00, there is no guarantee the fund will continue to hold these securities in the future. The lower credit rating of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. While U.S. government backing of individual securities does not insure principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. This fund includes investments in mortgage-backed securities, which are subject to prepayment risk.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Premier Income Trust is designed for investors seeking a high level of current income consistent with preservation of capital.


TOTAL RETURN FOR PERIODS ENDED 7/31/00

                                           NAV   Market price
-------------------------------------------------------------
1 year                                    4.77%    -1.51%
-------------------------------------------------------------
5 years                                  33.49     34.63
Annual average                            5.95      6.13
-------------------------------------------------------------
10 years                                128.25    132.91
Annual average                            8.60      8.82
-------------------------------------------------------------
Life of fund (since 2/29/88)            172.98    125.10
Annual average                            8.42      6.75
-------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/00

                             Salomon Bros.
               Lehman Bros.    Non-U.S.     First Boston      Consumer
               Government     World Govt.     High Yieid        price
               Bond Index     Bond Index        Index           index
------------------------------------------------------------------------
1 year            6.16%        -3.72%           0.80%           3.60%
------------------------------------------------------------------------
5 years          36.91          5.32           37.80           13.10
Annual average    6.48          1.04            6.62            2.49
------------------------------------------------------------------------
10 years        110.61        107.99          169.50           32.44
Annual average    7.73          7.60           10.42            2.85
------------------------------------------------------------------------
Life of fund
(since 2/29/88) 155.41        121.82          207.27           48.88
Annual average    7.84          6.63            9.46            3.26
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest in an index.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 7/31/00

------------------------------------------------------------------------
Distributions from common shares (number)             12
------------------------------------------------------------------------
Income                                             $0.6710
------------------------------------------------------------------------
Capital gains                                         --
------------------------------------------------------------------------
  Total                                            $0.6710
------------------------------------------------------------------------
Share value:                                    NAV      Market price
------------------------------------------------------------------------
7/31/99                                        $7.62       $7.188
------------------------------------------------------------------------
7/31/00                                         7.19        6.375
------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------
Current dividend rate1                          8.85%        9.98%
------------------------------------------------------------------------

1 Most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 6/30/00 (most recent calendar quarter)

                                   NAV      Market price
----------------------------------------------------------
1 year                             4.41%       -9.56%
----------------------------------------------------------
5 years                           35.12        32.08
Annual average                     6.20         5.72
----------------------------------------------------------
10 years                         135.06       135.37
Annual average                     8.92         8.94
----------------------------------------------------------
Life of fund
since 2/29/88)                   173.02       121.08
Annual average                     8.49         6.65
----------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

First Boston High Yield Index* is an unmanaged list of lower-rated higher-yield U.S. corporate bonds.

Lehman Brothers Government Bond Index* is an unmanaged list of U.S. government and mortgage-backed securities.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Putnam Premier Income Trust

We have audited the accompanying statement of assets and liabilities of Putnam Premier Income Trust, including the fund's portfolio, as of July 31, 2000, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended July 31, 1998 were audited by other auditors whose report dated September 17, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Premier Income Trust as of July 31, 2000, the results of its operations for the year then ended, changes in its net assets and financial highlights for each of the years or periods in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        KPMG LLP
Boston, Massachusetts
September 5, 2000




THE FUND'S PORTFOLIO
July 31, 2000

CORPORATE BONDS AND NOTES (44.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
     $      800,000 Adams Outdoor Advertising sr. notes 10 3/4s, 2006                              $        822,000
            906,500 Interact Operating Co. notes 14s, 2003                                                  271,950
              9,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                           9,045
          1,930,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                         1,901,050
            950,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                         916,750
                                                                                                   ----------------
                                                                                                          3,920,795

Aerospace and Defense (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,735,000 Argo-Tech Corp. company guaranty 8 5/8s, 2007                                         1,301,250
            260,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   197,600
          1,130,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                        1,070,675
            100,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                       87,250
            630,000 Decrane Aircraft Holdings company guaranty Ser. B,
                    12s, 2008                                                                               559,125
          1,310,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                  1,218,300
            860,000 L-3 Communications Corp. sr. sub. notes Ser. B,
                    10 3/8s, 2007                                                                           877,200
            460,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             458,850
             60,000 Sequa Corp. med. term notes 10s, 2001                                                    60,446
            130,000 Sequa Corp. sr. notes 9s, 2009                                                          126,750
                                                                                                   ----------------
                                                                                                          5,957,446

Agriculture (0.3%)
-------------------------------------------------------------------------------------------------------------------
          3,234,062 Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                           2,942,996

Airlines (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,390,000 Airbus Industries 144A equip. trust 12.266s, 2020                                     1,478,156
            780,000 Calair LLC 144A company guaranty 8 1/8s, 2008                                           719,550
            260,000 Continental Airlines, Inc. notes 8s, 2005                                               242,791
            110,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                   105,072
            330,000 Northwest Airlines, Inc. company guaranty 8 3/8s, 2004                                  312,589
            670,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                  618,008
            260,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                         230,100
                                                                                                   ----------------
                                                                                                          3,706,266

Automotive (1.3%)
-------------------------------------------------------------------------------------------------------------------
            460,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                   458,850
            949,000 Aftermarket Technology Corp. sr. sub. notes Ser. D,
                    12s, 2004                                                                               946,628
          1,260,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                1,134,000
            350,000 Exide Corp. sr. notes 10s, 2005                                                         322,000
          2,700,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                2,187,000
            120,000 Federal Mogul Corp. notes 7 1/2s, 2009                                                   91,800
            630,000 Federal Mogul Corp. notes 7 3/8s, 2006                                                  510,300
          1,520,000 Hayes Lemmerz International, Inc. company guaranty
                    Ser. B, 8 1/4s, 2008                                                                  1,288,200
          1,355,000 Lear Corp. sub. notes 9 1/2s, 2006                                                    1,358,388
          2,140,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                               2,011,600
          1,480,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                         1,346,800
            740,000 Safety Components International, Inc. sr. sub. notes Ser. B,
                    10 1/8s, 2007 (In default) (NON)                                                        111,000
          1,000,000 Tenneco, Inc. company guaranty Ser. B, 11 5/8s, 2009                                    892,500
                                                                                                   ----------------
                                                                                                         12,659,066

Banking (1.1%)
-------------------------------------------------------------------------------------------------------------------
            495,000 Bangko Sentral NG Pilipinas bonds 8.6s, 2027 (Philippines)                              334,125
            250,000 Bank United Corp. sub. notes 8 7/8s, 2007                                               233,053
            400,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2008                                   360,000
            860,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   808,400
            850,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                   785,672
            110,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                  101,556
          1,410,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                1,281,295
          2,240,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                     2,195,200
            930,000 Local Financial Corp. sr. notes 11s, 2004                                               927,675
            165,000 North Fork Capital Trust I company guaranty 8.7s, 2026                                  158,436
            115,000 Peoples Heritage Capital Trust company guaranty Ser. B,
                    9.06s, 2027                                                                             113,227
            715,000 Provident Capital Trust company guaranty 8.6s, 2026                                     658,351
            410,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                             329,070
          1,090,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       1,090,000
            585,000 Sovereign Capital Trust company guaranty 9s, 2027                                       413,782
            880,000 Superior Financial 144A sr. notes 8.65s, 2003                                           842,806
            555,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                          474,342
                                                                                                   ----------------
                                                                                                         11,106,990

Beverage (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,010,000 Triarc Consumer Products, Inc. company guaranty
                    10 1/4s, 2009                                                                         1,949,700

Broadcasting (3.1%)
-------------------------------------------------------------------------------------------------------------------
          1,880,000 Acme Television sr. disc. notes stepped-coupon zero %
                    (10 7/8s, 9/30/00), 2004 (STP)                                                        1,788,350
          1,650,000 Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                                          1,522,125
            910,000 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                         1,046,500
          1,890,000 Benedek Communications Corp. sr. disc. notes
                    stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                  1,455,300
            420,000 Capstar Broadcasting sr. disc. notes stepped-coupon
                    zero % (12 3/4s, 2/1/02), 2009 (STP)                                                    383,250
          1,331,200 Capstar Broadcasting sub. deb. 12s, 2009 (PIK)                                        1,530,880
            800,000 Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                        820,000
            420,000 Central European Media Enterprises, Ltd. sr. notes 9 3/8s,
                    2004 (Bermuda)                                                                          163,800
          2,290,000 Chancellor Media Corp. company guaranty 8s, 2008                                      2,312,900
            559,390 Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                 564,984
            140,000 Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                137,900
          2,346,000 Diva Systems Corp. sr. disc. notes, stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                  1,196,460
          2,630,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             2,557,675
            510,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                   359,550
            700,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                       665,000
          1,300,000 Golden Sky DBS, Inc. sr. disc. notes, stepped-coupon Ser. B,
                    zero % (13 1/2s, 3/1/04), 2007 (STP)                                                    897,000
            920,000 Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                             1,007,400
            900,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  765,000
          1,315,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                         657,500
          2,200,000 Lin Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                             1,474,000
            980,000 Onepoint Communications, Inc. company guaranty Ser. B,
                    14 1/2s, 2008                                                                           568,400
            450,000 Paxson Communications Corp. 144A sr. sub. notes 11 5/8s,
                    2002                                                                                    460,125
             30,000 Pegasus Communications 144A sr. notes Ser. B, 9 5/8s, 2005                               29,175
            360,000 Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                              374,400
          4,096,000 PHI Holdings, Inc. sr. sub. notes zero %, 2001                                        3,750,707
          1,010,000 Radio One, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (12s, 5/15/00), 2004 (STP)                                                     1,090,800
            680,000 RCN Corp. sr. notes 10 1/8s, 2010                                                       544,000
            960,000 Spanish Broadcasting System, Inc. sr. sub notes 9 5/8s, 2009                            946,800
          2,070,000 TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                               1,904,400
                                                                                                   ----------------
                                                                                                         30,974,381

Building Materials (0.2%)
-------------------------------------------------------------------------------------------------------------------
            490,000 American Architectural Products Corp. company guaranty
                    11 3/4s, 2007                                                                            83,300
            500,000 American Standard, Inc. company guaranty 7 5/8s, 2010                                   457,500
            390,000 Atrium Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2009                                                                           352,950
            940,000 Building Materials Corp. company guaranty 8s, 2008                                      737,900
            690,000 NCI Building Systems, Inc. sr. sub. notes Ser. B,
                    9 1/4s, 2009                                                                            641,700
                                                                                                   ----------------
                                                                                                          2,273,350

Cable Television (2.2%)
-------------------------------------------------------------------------------------------------------------------
            380,000 Adelphia Communications Corp. sr. notes Ser. B,
                    9 7/8s, 2007                                                                            361,000
            560,000 Adelphia Communications Corp. sr. notes Ser. B,
                    8 3/8s, 2008                                                                            481,600
            510,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                    423,300
            110,000 Adelphia Communications Corp. sr. notes 7 3/4s, 2009                                     91,850
          1,500,000 Century Communications Corp. bank term loan FRN 9.73s,
                    2009                                                                                  1,503,750
            860,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     778,300
            800,000 Charter Communications Holdings bank term loan FRN
                    9.73s, 2008                                                                             796,000
          4,030,000 Charter Communications Holdings LLC sr. notes 8 5/8s, 2009                            3,566,550
            840,000 Classic Cable, Inc. company guaranty 10 1/2s, 2010                                      730,800
            230,000 Classic Cable, Inc. company guaranty Ser. B, 9 3/8s, 2009                               190,900
          2,105,000 Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                    (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                               1,973,438
             25,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                            25,563
          2,015,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                         2,055,300
          2,565,000 Diamond Cable Communication Co. sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                                                2,003,906
          1,020,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                              1,045,500
            930,000 Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                    (In default) (Argentina) (NON)                                                          390,600
            590,000 TeleWest Communications PLC 144A sr. disc. notes
                    stepped-coupon zero % (11 3/8s, 2/1/05), 2010
                    (United Kingdom) (STP)                                                                  325,975
            700,000 TeleWest Communications PLC deb. stepped-coupon
                    zero % (11s, 10/1/00), 2007 (United Kingdom) (STP)                                      672,000
            540,000 TeleWest Communications PLC, structured note
                    (issued by DLJ International Capital) 10 7/8s, 2005
                    (United Kingdom)                                                                        563,922
          1,910,000 TeleWest Communications PLC 144A sr. notes 9 7/8s,
                    2010 (United Kingdom)                                                                 1,833,600
            680,000 TeleWest Communications PLC sr. disc. notes zero %
                    (9 1/4s, 4/15/04) 2009 (United Kingdom) (STP)                                           386,750
          1,520,000 United Pan-Europe N.V. sr. disc. notes stepped-coupon
                    Ser. B, zero % (13 3/4s, 2/01/05), 2010 (Netherlands) (STP)                             684,000
            780,000 United Pan-Europe N.V. sr. disc. notes stepped
                    coupon zero % (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                               360,750
          1,180,000 United Pan-Europe N.V. sr. notes Ser. B, 10 7/8s,
                    2009 (Netherlands)                                                                    1,005,950
                                                                                                   ----------------
                                                                                                         22,251,304

Chemicals (1.8%)
-------------------------------------------------------------------------------------------------------------------
          2,490,000 Arco Chemical Co. deb. 9.8s, 2020                                                     2,340,600
            740,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                              643,800
            400,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                       412,000
          1,860,000 Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                       1,705,325
          3,140,000 Huntsman ICI Chemicals, Inc. company guaranty
                    10 1/8s, 2009                                                                         3,202,800
            390,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                       377,325
            180,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                           172,800
          2,665,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                            2,665,000
            460,000 Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                   460,000
          2,035,000 Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                              1,276,963
            260,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                   217,100
            470,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                               387,750
          1,364,000 Polytama International notes 11 1/4s, 2007 (Indonesia)                                   54,560
          1,210,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             989,175
          1,085,000 Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                    zero % (13 1/2s, 8/15/01), 2008 (STP)                                                   466,550
            950,000 Sterling Chemicals, Inc. company guaranty Ser. B,
                    12 3/8s, 2006                                                                           985,625
          1,010,000 Sterling Chemicals, Inc. sr. sub. notes 11 3/4s, 2006                                   808,000
            330,000 Sterling Chemicals, Inc. sr. sub. notes Ser. A, 11 1/4s, 2007                           260,700
            140,000 Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                  124,600
            280,000 Texas Petrochemical Corp. sr. sub. notes Ser. B,
                    11 1/8s, 2006                                                                           249,200
          1,160,000 Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                           904,800
                                                                                                   ----------------
                                                                                                         18,704,673

Coal (--%)
-------------------------------------------------------------------------------------------------------------------
          1,760,000 Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                  264,000

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,740,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                        1,687,800
          1,165,000 GS Superhighway Holdings sr. notes 10 1/4s, 2007 (China)                                802,276
            665,000 GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                 482,125
                                                                                                   ----------------
                                                                                                          2,972,201

Communications Equipment (--%)
-------------------------------------------------------------------------------------------------------------------
             50,000 USA Mobile Communication, Inc. sr. notes 9 1/2s, 2004                                    38,250

Computers (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Unisys Corp. sr. notes 11 3/4s, 2004                                                  1,060,000
          1,710,000 Unisys Corp. sr. notes 7 7/8s, 2008                                                   1,573,200
                                                                                                   ----------------
                                                                                                          2,633,200

Construction (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,950,000 Better Minerals & Aggregates Co. company guaranty 13s,
                    2009                                                                                  1,901,250
          1,200,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010                                       1,203,000
          1,490,000 Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                      1,266,500
                                                                                                   ----------------
                                                                                                          4,370,750

Consumer (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,520,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                             951,900
          1,390,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          1,143,275
                                                                                                   ----------------
                                                                                                          2,095,175

Consumer Finance (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,030,000 Contifinancial Corp. sr. notes 8 3/8s, 2003 (In default) (NON)                          131,325
          1,510,000 Contifinancial Corp. sr. notes 8 1/8s, 2008 (In default) (NON)                          192,525
          1,150,000 Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)                          126,500
            200,000 Finova Capital Corp. sr. notes 7 5/8s, 2009                                             166,000
            790,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                            687,300
                                                                                                   ----------------
                                                                                                          1,303,650

Consumer Goods (0.2%)
-------------------------------------------------------------------------------------------------------------------
            320,000 French Fragrances, Inc. company guaranty Ser. D,
                    10 3/8s, 2007                                                                           308,000
            345,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                 331,200
            840,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007                                      588,000
            810,000 Revlon Consumer Products sr. notes 9s, 2006                                             591,300
             60,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                     30,300
            520,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         374,400
                                                                                                   ----------------
                                                                                                          2,223,200

Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            795,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                       715,500
          2,400,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                       2,100,000
                                                                                                   ----------------
                                                                                                          2,815,500

Consumer Staples (--%)
-------------------------------------------------------------------------------------------------------------------
            790,000 Doskcil Manufacturing Co 144A sr. sub. notes 10 1/8s, 2007                              276,500

Containers (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,530,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                      1,407,600
          3,040,000 Huntsman Packaging Corp. bank term loan FRN 9.688s, 2008                              3,040,000
          1,230,000 Impac Group, Inc. company guaranty Ser. B, 10 1/8s, 2008                              1,371,450
            880,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               781,528
          1,940,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                            1,706,754
            650,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                               578,500
          1,710,000 Tekni-Plex, Inc. 144A sr. sub. notes 12 3/4s, 2010                                    1,744,200
                                                                                                   ----------------
                                                                                                         10,630,032

Distribution (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,570,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                  1,099,000

Electric Utilities (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,245,000 AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                852,825
            310,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                 280,550
          2,640,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                       2,455,200
            909,339 Northeast Utilities System notes Ser. A, 8.58s, 2006                                    915,432
            265,067 Northeast Utilities System notes Ser. B, 8.38s, 2005                                    264,627
          2,100,000 Panda Global Energy Co. company guaranty 12 1/2s,
                    2004 (China)                                                                            945,000
            997,500 TNP Enterprises bank term loan FRN 9.38s, 2005                                          998,747
                                                                                                   ----------------
                                                                                                          6,712,381

Energy (0.5%)
-------------------------------------------------------------------------------------------------------------------
            760,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              780,900
            820,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                             791,300
            530,000 RBF Finance Co. company guaranty 11 3/8s, 2009                                          573,725
          2,550,000 RBF Finance Co. company guaranty 11s, 2006                                            2,754,000
                                                                                                   ----------------
                                                                                                          4,899,925

Entertainment (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,130,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                     615,850
            400,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     220,000
          1,805,000 Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                 776,150
          2,300,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                            2,150,500
            960,000 Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008                                         187,200
            730,000 Regal Cinemas, Inc. sr. sub. notes 8 7/8s, 2010                                         142,350
          1,380,000 SFX Entertainment, Inc. company guaranty 9 1/8s, 2008                                 1,414,500
          1,240,000 SFX Entertainment, Inc. 144A company guaranty
                    Ser. B, 9 1/8s, 2008                                                                  1,264,800
          1,120,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                    112,000
          2,459,000 United Artists Theatre sr. sub. notes 9 3/4s,
                    2008 (In default) (NON)                                                                  49,180
            859,000 United Artists Theatre 144A sr. sub. notes 10.415s,
                    2007 (In default) (NON)                                                                  17,180
                                                                                                   ----------------
                                                                                                          6,949,710

Financial (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,385,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                            623,250
            125,000 Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                       78,750
          2,000,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                        1,880,200
            600,000 Advanta Corp. med. term notes Ser. D, 6.92s, 2002                                       529,104
          1,005,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                       414,563
            510,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                    209,738
            390,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                      183,300
            980,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                    715,400
          1,885,000 Delta Financial Corp. sr. notes 9 1/2s, 2004                                            735,150
          1,573,000 Fannie Mae notes, 6 5/8s, 2009                                                        1,518,684
          1,175,000 Imperial Credit Capital Trust I 144A company guaranty
                    10 1/4s, 2002                                                                           998,750
            470,000 Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                 336,050
            550,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                 385,000
            510,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                    257,550
            815,000 Ocwen Federal Bank FSB sub. deb. 12s, 2005                                              755,913
            680,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                               625,600
          1,110,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         976,800
                                                                                                   ----------------
                                                                                                         11,223,802

Food (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,070,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                  684,800
            805,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             515,200
          1,150,000 Doane Pet Care Corp. sr. sub. notes 9 3/4s, 2007                                        983,250
            600,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                357,000
          1,410,000 Vlasic Foods Intl., Inc. sr. sub notes Ser. B, 10 1/4s, 2009                            705,000
                                                                                                   ----------------
                                                                                                          3,245,250

Gaming and Lottery (2.0%)
-------------------------------------------------------------------------------------------------------------------
            360,000 Ameristar Casinos, Inc. company guaranty Ser. B,
                    10 1/2s, 2004                                                                           363,600
          1,480,000 Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                 1,550,300
          1,660,000 Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                         1,593,600
          1,780,000 Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                    2004 (In default) (NON)                                                                 987,900
            480,000 Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                               448,930
          2,770,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                 2,839,250
            970,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                              974,850
          2,300,000 International Game Technology sr. notes 7 7/8s, 2004                                  2,219,500
            540,000 Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                    13s, 2004                                                                               588,600
            650,000 Isle of Capri Black Hawk LLC company guaranty
                    8 3/4s, 2009                                                                            591,500
          1,170,000 Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                              1,126,125
            380,000 Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                     363,850
            130,000 Park Place Entertainment, Inc. sr. sub. notes 9 3/8s, 2007                              130,650
             90,000 Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                     85,500
          2,640,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                    1,768,800
          3,200,000 Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                    3,248,000
            875,000 Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                                  503,125
          1,180,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                  1,197,700
                                                                                                   ----------------
                                                                                                         20,581,780

Health Care (1.6%)
-------------------------------------------------------------------------------------------------------------------
          1,640,000 ALARIS Medical Systems, Inc. company guaranty
                    9 3/4s, 2006                                                                          1,086,500
            450,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                         470,250
            350,000 Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                          315,000
            750,000 Columbia/HCA Healthcare Corp. med. term notes
                    7.69s, 2025                                                                             622,500
             90,000 Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                         81,450
            960,000 Columbia/HCA Healthcare Corp. notes 6.91s, 2005                                         880,800
          1,590,000 Columbia/HCA Healthcare Corp. med. term notes
                    6.63s, 2045                                                                           1,518,768
          1,270,000 Conmed Corp. company guaranty 9s, 2008                                                1,104,900
            815,000 Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                           317,850
          1,040,000 Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                               738,400
            825,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                            618,750
          1,780,000 Lifepoint Hospital Holdings company guaranty Ser. B,
                    10 3/4s, 2009                                                                         1,851,200
            860,193 Magellan Health bank term loan FRN 9.375s, 2005                                         696,756
          1,300,000 Magellan Health sr. sub. notes 9s, 2008                                                 682,500
            940,000 Mediq, Inc. deb. stepped-coupon zero %
                    (13s, 6/1/03), 2009 (STP)                                                                    94
          1,070,000 Mediq, Inc. company guaranty 11s, 2008                                                   53,500
          1,330,000 Paracelsus Healthcare sr. sub. notes 10s, 2006 (In default) (NON)                       345,800
            650,000 Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                      637,000
            410,000 Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                           408,975
          1,813,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                 1,708,753
            650,000 Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                   600,438
          1,550,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           1,619,750
                                                                                                   ----------------
                                                                                                         16,359,934

Homebuilding (0.3%)
-------------------------------------------------------------------------------------------------------------------
            670,000 D.R. Horton, Inc. company guaranty 8s, 2009                                             603,000
            400,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                              356,000
            440,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                               358,600
            510,000 Lennar Corp. 144A sr. notes 9.95s, 2010                                                 515,100
            480,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                     428,400
            280,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            247,800
            910,000 Toll Corp. company guaranty 8 1/8s, 2009                                                832,650
                                                                                                   ----------------
                                                                                                          3,341,550

Household Furniture and Appliances (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,160,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                          1,032,400
          1,000,000 Sealy Mattress Co. company guaranty stepped-coupon
                    Ser. B, zero % (10 7/8s, 12/15/02), 2007 (STP)                                          722,500
            450,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  433,125
                                                                                                   ----------------
                                                                                                          2,188,025

Lodging and Tourism (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,030,000 Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                     463,500
          2,820,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            2,559,150
             70,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                       65,800
          1,720,000 ITT Corp. notes 6 3/4s, 2005                                                          1,556,067
          2,500,000 Starwood Hotels & Resorts bank term loan FRN 9.38s, 2003                              2,506,250
            260,000 Starwood Hotels & Resorts notes 6 3/4s, 2003                                            244,660
                                                                                                   ----------------
                                                                                                          7,395,427

Manufacturing (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,500,000 Axia, Inc. company guaranty 10 3/4s, 2008                                             1,500,000
          1,740,000 Blount, Inc. company guaranty 13s, 2009                                               1,746,525
          1,266,122 Blount, Inc. bank term loan FRN 10.66s, 2006                                          1,270,870
            670,000 Celestica International, Ltd. 144A sr. sub. notes 10 1/2s,
                    2006 (Canada)                                                                           690,100
            775,000 Continental Global Group sr. notes Ser. B, 11s, 2007                                    248,000
            770,000 Flextronics International Ltd. 144A sr. sub. notes
                    9 7/8s, 2010                                                                            788,288
          1,720,000 Flextronics International, Ltd. sr. sub. notes Ser. B,
                    8 3/4s, 2007                                                                          1,659,800
          1,740,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                1,687,800
            575,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                526,125
                                                                                                   ----------------
                                                                                                         10,117,508

Medical Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,485,000 Extendicare Health Services, Inc. company guaranty
                    9.35s, 2007                                                                             742,500
          1,260,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/2s, 2007 (In default) (NON)                                                          23,625
            620,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/4s, 2008 (In default) (NON)                                                          11,625
            510,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                    2007 (In default) (NON) (STP)                                                             2,550
          2,500,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                          12,500
          2,690,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007                                            141,225
          1,345,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s,
                    2007 (In default) (NON)                                                                  36,988
          1,080,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s,
                    2008 (In default) (NON)                                                                  29,700
                                                                                                   ----------------
                                                                                                          1,000,713

Medical Technology (--%)
-------------------------------------------------------------------------------------------------------------------
            570,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                              490,200

Metals (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,380,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          1,273,050
            728,450 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                     327,803
          1,300,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s,
                    2003                                                                                  1,173,250
            150,000 Kaiser Aluminum & Chemical Corp. sr. notes 9 7/8s, 2002                                 144,188
          1,960,000 LTV Corp. company guaranty 11 3/4s, 2009                                              1,646,400
          1,830,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                   1,614,975
            406,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                  290,290
          1,993,333 Union Carbide Global bank term loan FRN 9.578s, 2008                                  2,000,808
            730,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             693,500
            100,000 Weirton Steel Corp. 144A sr. notes 10 3/4s, 2005                                         94,000
          1,290,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007                                  928,800
            690,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       531,300
                                                                                                   ----------------
                                                                                                         10,718,364

Office Equipment and Supplies (--%)
-------------------------------------------------------------------------------------------------------------------
            735,000 U.S. Office Products Co. company guaranty 9 3/4s, 2008                                  147,000

Oil and Gas (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,800,000 Belco Oil & Gas Corp. company guaranty Ser. B,
                    10 1/2s, 2006                                                                         1,804,500
            570,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                               528,675
            140,000 Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                              82,600
            590,000 Giant Industries Corp. company guaranty 9s, 2007                                        545,750
            320,000 Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s,
                    2005 (Canada)                                                                           326,400
          1,120,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                      1,108,800
            800,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                    794,000
          1,370,000 Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                              1,363,150
            930,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                906,750
            460,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                            478,400
            120,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                120,000
            370,000 RAM Energy, Inc. sr. notes 11 1/2s, 2008                                                203,500
            610,000 Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                    152,500
            560,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                            560,000
            310,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        292,950
          1,290,000 Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                         1,315,800
            430,000 Vintage Petroleum sr. sub. notes 9s, 2005                                               430,000
                                                                                                   ----------------
                                                                                                         11,013,775

Paper and Forest Products (2.3%)
-------------------------------------------------------------------------------------------------------------------
          1,505,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon
                    zero % (16s, 2/15/04), 2049 (Indonesia) (STP)                                           722,400
          1,505,000 Doman Industries, Ltd. 144A sr. notes 8 3/4s, 2004                                    1,245,388
            420,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                399,000
          1,315,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                     828,450
            250,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                  200,000
          4,250,000 Indah Kiat Financial Mauritius, Ltd. company guaranty 10s,
                    2007 (Indonesia)                                                                      2,401,250
          1,450,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    1,468,125
          2,810,000 Pindo Deli Finance Mauritius, Ltd. company guaranty
                    10 3/4s, 2007 (Indonesia)                                                             1,587,650
          2,694,000 Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                  2,465,010
          2,320,000 Riverwood International Corp. company guaranty 10 7/8s,
                    2008                                                                                  2,111,200
          1,185,000 Riverwood International Corp. company guaranty 10 1/4s,
                    2006                                                                                  1,167,225
            170,000 Stone Container Corp. sr. notes 12.58s, 2016                                            176,800
            460,000 Stone Container 144A company guaranty 11 1/2s,
                    2006 (Canada)                                                                           476,675
          1,611,000 Stone Containers Corp. bank term loan FRN 10.188s, 2006                               1,611,000
          4,973,913 Stone Containers Corp. bank term loan FRN 9.938s, 2006                                4,961,478
          1,080,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                         1,063,800
                                                                                                   ----------------
                                                                                                         22,885,451

Pharmaceuticals (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,240,000 ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                 1,224,500
          1,230,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                 1,211,550
            110,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   108,350
            700,000 MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                           694,750
                                                                                                   ----------------
                                                                                                          3,239,150

Power Producers (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,250,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                  1,231,638
            170,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    161,045
          3,750,000 Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                   4,416,000
          3,630,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                   4,029,808
            508,176 Midland Funding I Corp. deb. Ser. C-94, 10.33s, 2002                                    519,737
          1,655,000 York Power Funding 144A company guaranty 12s, 2007
                    (Cayman Islands)                                                                      1,671,550
                                                                                                   ----------------
                                                                                                         12,029,778

Publishing (0.5%)
-------------------------------------------------------------------------------------------------------------------
          2,315,000 Affinity Group Holdings sr. notes 11s, 2007                                           1,944,600
            754,111 Big Flower Holdings bank term loan FRN 9.625s, 2010                                     752,226
          1,250,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                    8 3/4s, 2009                                                                          1,137,500
          1,260,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                             1,134,000
                                                                                                   ----------------
                                                                                                          4,968,326

Railroads (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,415,000 TFM S.A. de C.V. company guaranty stepped-coupon
                    zero % (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                        1,089,550

Restaurants (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,080,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                     507,600
          1,800,000 Sbarro, Inc. company guaranty 11s, 2009                                               1,863,000
            610,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                   544,462
                                                                                                   ----------------
                                                                                                          2,915,062

Retail (0.9%)
-------------------------------------------------------------------------------------------------------------------
          2,700,000 Amazon.com, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                             1,323,000
          1,220,000 Groupo Elektra S.A. de C.V. 144A sr. notes 12s, 2008                                  1,177,300
            560,000 Iron Age Corp. company guaranty 9 7/8s, 2008                                            392,000
             40,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 5/1/03), 2009 (STP)                                                      6,000
          2,310,000 Kmart Corp. notes 8 3/8s, 2004                                                        2,207,436
          1,000,000 Kmart Corp. pass-through certificates Ser. 95K4,
                    9.35s, 2020                                                                             911,720
          1,330,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                            1,243,550
          2,140,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              1,721,523
            190,000 Southland Corp. sr. sub. deb. 5s, 2003                                                  169,132
                                                                                                   ----------------
                                                                                                          9,151,661

Semiconductor (0.1%)
-------------------------------------------------------------------------------------------------------------------
            540,000 Amkor Technologies, Inc., structured note (issued by Steers,
                    Credit Linked Trust 2000) 12.58s, 2005                                                  542,700
            500,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                         496,250
            360,000 Chippac Intl., Ltd. company guaranty Ser. B, 12 3/4s, 2009                              390,600
                                                                                                   ----------------
                                                                                                          1,429,550

Shipping (0.2%)
-------------------------------------------------------------------------------------------------------------------
            500,000 Eletson Holdings, Inc. 1st mtge. notes 9 1/4s, 2003 (Greece)                            465,000
            245,000 International Shipholding Corp. sr. notes 9s, 2003                                      244,388
            360,000 International Shipholding Corp. sr. notes 7 3/4s, 2007                                  306,000
          1,050,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                        441,000
            940,000 Transportacion Maritima Mexicana S.A. de C.V.
                    notes 9 1/4s, 2003                                                                      761,400
                                                                                                   ----------------
                                                                                                          2,217,788

Software (--%)
-------------------------------------------------------------------------------------------------------------------
            630,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                    107,100

Specialty Printing (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Perry-Judd company guaranty 10 5/8s, 2007                                               860,000
            316,775 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                               285,098
            370,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                               346,875
                                                                                                   ----------------
                                                                                                          1,491,973

Technology (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,860,000 Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                            1,883,250
          1,765,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                          1,623,800
            540,000 Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                             480,600
          1,750,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                       1,557,500
                                                                                                   ----------------
                                                                                                          5,545,150

Technology Services (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,560,000 Covad Communications Group, Inc. sr. notes 12 1/2s, 2009                              1,201,200
          1,050,000 Covad Communications Group, Inc. sr. notes Ser. B, 12s, 2010                            798,000
            950,000 Equinix, Inc. sr. notes 13s, 2007                                                       807,500
          2,120,000 Exodus Communications, Inc. 144A sr. notes 11 5/8s, 2010                              2,135,900
            500,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                     485,000
            270,000 Globix Corp. sr. notes 12 1/2s, 2010                                                    216,000
            230,000 PSINet, Inc. sr. notes 11 1/2s, 2008                                                    190,900
            430,000 PSINet, Inc. sr. notes 11s, 2009                                                        344,000
            630,000 Rhythms Netconnections sr. notes Ser. B, 14s, 2010                                      428,400
            850,000 Verio, Inc. sr. notes 11 1/4s, 2008                                                     983,875
                                                                                                   ----------------
                                                                                                          7,590,775

Telecommunications (6.2%)
-------------------------------------------------------------------------------------------------------------------
          1,830,000 360Networks, Inc. 144A sr. notes 13s, 2008 (Canada)                                   1,793,400
            650,000 Alaska Communications Systems Corp. company
                    guaranty 9 3/8s, 2009                                                                   598,000
            100,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                            73,500
            160,000 American Mobile Satellite Corp. company guaranty
                    12 1/4s, 2008                                                                           119,200
            590,000 Arch Communications Group sr. disc. notes stepped-coupon
                    zero % (10 7/8s, 3/15/01), 2008 (STP)                                                   365,800
          1,100,000 Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                    (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                517,000
            810,000 Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                    (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                 530,550
            290,000 Call-Net Enterprises, Inc. sr. notes 9 3/8s, 2009                                       147,900
            750,000 Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                    zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                            225,000
            710,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                  340,800
          1,300,000 Carrier1 Intl. SA sr. notes Ser. B, 13 1/4s, 2009 (Luxembourg)                        1,267,500
          2,400,000 Celcaribe S.A. sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                             1,932,000
          6,042,000 CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                    zero % (14s, 10/1/02), 2007 (STP)                                                       422,940
            120,000 Clearnet Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 12/15/00), 2005 (STP)                                                  123,000
          1,020,000 Crown Castle Intl., Corp. sr. notes 10 3/4s, 2011                                     1,045,500
            790,000 Dobson Communications, Inc. 144A sr. notes 10 7/8s, 2010                                776,175
            880,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              904,200
          2,270,000 Econophone, Inc. company guaranty 13 1/2s, 2007                                       1,974,900
            580,000 Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom)                                                                        423,400
          1,560,000 Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                       1,357,200
          1,940,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s,
                    2009 (Bermuda)                                                                        1,881,800
            850,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s,
                    2006 (Bermuda)                                                                          820,250
            815,000 Grupo Iusacell sr. notes 14 1/4s, 2006                                                  876,125
          1,420,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 2/15/03), 2008 (STP)                                                              653,200
          3,790,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                          1,705,500
          1,355,000 Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                     1,277,088
          1,250,000 Intira Corp. bonds stepped-coupon zero %
                    (13s, 8/1/05) 2010 (STP)                                                                715,625
          2,640,000 IPC Information Systems, Inc. sr. disc. notes zero %
                    (10 7/8s, 5/1/03), 2008 (STP)                                                         2,428,800
            470,000 Leap Wireless Corp. 144A sr. notes 12 1/2s, 2010                                        399,500
            670,000 Level 3 Communications, Inc. sr. notes 11 1/4s, 2010                                    639,850
            970,000 Level 3 Communications, Inc. sr. notes 11s, 2008                                        931,200
            730,000 Level 3 Communications, Inc. sr. notes 9 1/8s, 2008                                     633,275
          2,950,000 Logix Communications Enterprises sr. notes 12 1/4s, 2008                                737,500
            590,000 Loral Space & Communication, Ltd. sr. notes 9 1/2s, 2006                                442,500
            310,000 Metrocall, Inc. sr. sub. notes 11s, 2008                                                235,600
            260,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                             172,900
            640,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                      619,200
          2,010,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                            1,939,650
          4,512,000 Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                    (Luxembourg) (STP)                                                                    3,948,000
            350,000 Nextel Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 4/15/03), 2008 (STP)                                                   220,500
          2,010,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       2,160,750
          3,520,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                    3,361,600
          1,570,000 Nextel International, Inc. 144A sr. notes 12 3/4s, 2010                               1,546,450
          3,110,000 Nextel Partners, Inc. 144A sr. notes 11s, 2010                                        3,078,900
            970,000 Nextel Partners, Inc. 144A sr. notes 11s, 2010                                          953,025
            840,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                   781,200
          2,220,000 NorthPoint Communications Group, Inc. sr. notes
                    12 7/8s, 2010                                                                         1,531,800
            990,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                   435,600
          1,280,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                           512,000
            140,000 Paging Network sr. sub. notes 8 7/8s, 2006                                               59,850
            250,000 Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                12,500
            380,000 Paging Network, Inc. sr. sub. notes 10s, 2008                                           153,900
          2,020,000 Pathnet, Inc. sr. notes 12 1/4s, 2008                                                 1,191,800
            670,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (10s, 3/15/03), 2008 (STP)                                                       485,750
          1,110,000 Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                                          1,104,450
          1,350,000 Primus Telecommunications Group, Inc. sr. notes Ser. B,
                    9 7/8s, 2008                                                                            756,000
            810,000 RSL Communications PLC 144A company guaranty
                    12 7/8s, 2010                                                                           299,700
          1,025,000 RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                 369,000
            660,000 RSL Communications PLC 144A company guaranty
                    10 1/2s, 2008                                                                           212,025
            635,000 RSL Communications PLC company guaranty 9 1/8s, 2008                                    194,469
            640,000 Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                    2004 (Mexico)                                                                           454,400
            400,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 4/15/04), 2009 (STP)                                                   238,000
            570,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 7/8, 3/15/05) 2010 (STP)                                             322,050
          1,640,000 Startec Global Communications Corp. sr. notes 12s, 2008                               1,312,000
            180,000 Verio, Inc. sr. notes 10 5/8s, 2009                                                     213,291
          1,490,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                          521,500
          2,400,000 Viatel, Inc. sr. notes 11 1/4s, 2008                                                  1,440,000
          2,000,000 Western Wireless bank term loan FRN 9.38s, 2008                                       2,000,000
            100,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                              95,000
          1,430,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                    1,251,250
                                                                                                   ----------------
                                                                                                         63,264,288

Telephone (2.6%)
-------------------------------------------------------------------------------------------------------------------
          1,060,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          612,150
          2,590,000 Alamosa PCS Holdings, Inc. company guaranty
                    stepped-coupon zero % (12 7/8s, 2/15/05), 2010 (STP)                                  1,333,850
            780,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                      624,000
          1,710,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                             1,197,000
          2,780,000 Firstworld Communication Corp. sr. disc. notes
                    stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                         861,800
          1,755,000 Focal Communications Corp. sr. disc. notes, stepped-coupon
                    Ser. B, zero % (12 1/8s, 2/15/03), 2008 (STP)                                         1,149,525
            180,000 Focal Communications Corp. sr. notes 11 7/8s, 2010                                      177,300
            550,000 Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                    12 1/4s, 2004                                                                           539,000
            770,000 Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 1/4s, 3/1/04), 2009 (STP)                                            385,000
          4,175,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                  1,878,750
          2,000,000 Madison River Capital 144A sr. notes 13 1/4s, 2010                                    1,800,000
            450,000 McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                  433,125
          1,530,000 MGC Communications, Inc. 144A sr. notes 13s, 2010                                     1,453,500
          1,660,000 Microcell Telecommunications sr. disc. notes stepped-coupon
                    Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                    1,543,800
            760,000 Netia Holdings B.V. 144A company guaranty stepped-coupon
                    zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                          543,400
            380,000 Netia Holdings B.V. 144A company guaranty 10 1/4s,
                    2007 (Poland)                                                                           322,050
            680,000 NEXTLINK Communications, Inc. sr. notes 10 1/2s, 2009                                   666,400
          2,250,000 Telecorp PCS, Inc. 144A sr. sub. notes 10 5/8s, 2010                                  2,283,750
            650,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                        622,375
            440,000 Transtel S.A. pass-through certificates 12 1/2s, 2007                                   162,800
          2,360,000 US Unwired, Inc. company guaranty stepped-coupon
                    Ser. B, zero % (13 3/8s, 11/1/04), 2009 (STP)                                         1,233,100
            320,000 Versatel Telecom N.V. 144A sr. notes 13 1/4s, 2008
                    (Netherlands)                                                                           328,000
            850,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008 (Netherlands)                             871,250
          2,190,000 Voicestream Wire, Inc. sr. notes 10 3/8s, 2009                                        2,348,775
          4,346,000 WinStar Communications, Inc. 144A sr. disc. notes zero %
                    (14 3/4s, 4/15/05), 2010 (STP)                                                        1,868,780
          1,137,000 WinStar Communications, Inc. 144A sr. notes 12 3/4s, 2010                             1,023,300
                                                                                                   ----------------
                                                                                                         26,262,780

Textiles (0.7%)
-------------------------------------------------------------------------------------------------------------------
            590,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                        300,900
          1,995,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                         1,985,025
          1,160,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004                                             661,200
          1,370,000 Levi Strauss & Co. notes 6.8s, 2003                                                   1,150,800
          2,130,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                        1,778,550
            635,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                            603,250
            645,000 William Carter Holdings Co. sr. sub. notes Ser. A,
                    10 3/8s, 2006                                                                           609,525
                                                                                                   ----------------
                                                                                                          7,089,250

Tobacco (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,690,000 North Atlantic Trading Co. company guaranty Ser. B,
                    11s, 2004                                                                             1,470,300

Trucks and Parts (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,270,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                1,098,550

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,980,000 Cathay International, Ltd. 144A sr. notes 13s, 2008 (China)                             990,000

Waste Management (0.8%)
-------------------------------------------------------------------------------------------------------------------
          3,735,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    10s, 2009                                                                             3,249,450
            830,000 Allied Waste Industries, Inc. bank term loan FRN
                    9.75s, 2007                                                                             787,778
            680,000 Allied Waste Industries, Inc. bank term loan FRN
                    9.563s, 2006                                                                            644,103
          2,430,000 Browning-Ferris Industries, Inc. deb. 7.4s, 2035                                      1,676,700
          1,670,000 Waste Management, Inc. notes 6 5/8s, 2002                                             1,605,004
            430,000 Waste Management, Inc. company guaranty 6 1/2s, 2004                                    397,064
            150,000 WMX Technologies, Inc. notes 7.7s, 2002                                                 146,526
                                                                                                   ----------------
                                                                                                          8,506,625

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
            780,000 Azurix Corp. 144A notes 10 3/8s, 2007                                                   717,600
                                                                                                   ----------------
                    Total Corporate Bonds and Notes (cost $515,334,610)                            $    447,614,476

FOREIGN GOVERNMENT BONDS AND NOTES (15.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
USD       2,190,000 Argentina (Republic of) bonds 12 1/8s, 2005                                    $      2,175,765
USD       2,419,000 Argentina (Republic of) bonds 11 3/4s, 2015                                           2,234,672
USD       5,736,000 Argentina (Republic of) unsub. 11 3/4s, 2009                                          5,420,520
AUD      21,025,000 Australia (Government of) bonds Ser. 909,
                    7 1/2s, 2009                                                                         13,178,570
USD       3,630,000 Brazil (Federal Republic of) notes 14 1/2s, 2009                                      3,938,550
USD       4,605,000 Brazil (Federal Republic of) bonds 12 3/4s, 2020                                      4,489,875
CAD       1,405,000 Canada (Government of) bonds Ser. WB60,
                    7 1/4s, 2007                                                                          1,010,787
CAD      10,735,000 Canada (Government of) bonds Ser. WL43,
                    5 3/4s, 2029                                                                          7,446,932
USD         955,000 Colombia (Republic of) bonds 11 3/4s, 2020                                              826,075
DKK      35,295,000 Denmark (Kingdom of) bonds 7s, 2024                                                   5,062,759
DKK     125,420,000 Denmark (Kingdom of) bonds 6s, 2009                                                  15,914,226
EUR       4,920,000 Germany (Federal Republic of) bonds Ser. 98,
                    5 5/8s, 2028                                                                          4,658,162
EUR      10,610,000 Germany (Federal Republic of) bonds Ser. 132,
                    4 1/8s, 2004                                                                          9,460,513
GRD       4,401,000 Hellenic Greece (Republic of) bonds 6 1/2s, 2014                                     12,471,637
EUR       4,950,000 Italy (Government of) sr. unsub. 4.356s, 2002                                         4,581,094
USD       1,285,000 Korea (Republic of) unsub. 8 7/8s, 2008                                               1,329,975
USD       1,258,000 Morocco (Kingdom of) gov't guaranty Ser. A,
                    7 3/4s, 2009                                                                          1,144,780
NZD      16,190,000 New Zealand (Government of) bonds Ser. 709,
                    7s, 2009                                                                              7,442,533
USD       2,995,000 Philippines (Republic of) notes 10 5/8s, 2025                                         2,493,338
USD       1,675,000 Philippines (Republic of) bonds 9 7/8s, 2019                                          1,340,000
USD       3,665,000 Russia (Federation of) 144A bonds 12 3/4s, 2028                                       3,238,944
USD       3,115,000 Russia (Federation of) unsub. 10s, 2007                                               2,441,537
USD      25,380,000 Russia (Federation of) deb. FRB 6.719s, 2020
                    (In default) (NON)                                                                    8,375,400
GBP       4,420,000 United Kingdom Treasury bonds 10s, 2003                                               7,363,090
GBP       2,355,000 United Kingdom Treasury bonds Ser. 85,
                    9 3/4s, 2002                                                                          3,773,223
GBP       8,165,000 United Kingdom Treasury bonds 8s, 2000                                               12,305,742
USD       2,410,000 United Mexican States bonds 11 3/8s, 2016                                             2,795,600
USD       9,835,000 United Mexican States bonds Ser. XW,
                    10 3/8s, 2009                                                                        10,560,823
USD       1,985,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                            1,334,913
                                                                                                   ----------------
                    Total Foreign Government Bonds and Notes
                    (cost $159,430,727)                                                            $    158,810,035

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (15.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE

U.S. Government Agency Mortgage Obligations (4.5%)
-------------------------------------------------------------------------------------------------------------------
                    Federal Home Loan Mortgage Association
     $      162,194 7 1/2s, March 1, 2026                                                          $        159,956
          6,524,231 6s, with due dates from March 1, 2029 to April 1, 2029                                5,992,963
          1,072,000 Federal National Mortgage Association 8s, TBA,
                    August 25, 2030                                                                       1,075,012
                    Federal National Mortgage Association Pass-Through
                    Certificates
            265,151 8s, November 1, 2029                                                                    266,002
          3,377,892 7 1/2s, with due dates from January 1, 2030 to July 1, 2030                           3,329,183
          2,297,539 7s, June 1, 2030                                                                      2,218,871
             20,561 6 1/2s, with due dates from August 1, 2010 to
                    September 1, 2010                                                                        19,845
          2,746,529 6s, with due dates from May 15, 2008 to August 1, 2029                                2,530,926
                    Government National Mortgage Association Pass-Through
                    Certificates
          9,327,706 8s, with due dates from December 15, 2022
                    to December 15, 2027                                                                  9,409,361
          7,178,338 7 1/2s, with due dates from January 15, 2023
                    to February 15, 2027                                                                  7,135,940
         13,356,732 7s, with due dates from December 15, 2022
                    to December 15, 2028                                                                 13,007,459
                                                                                                   ----------------
                                                                                                         45,145,518

U.S. Treasury Obligations (10.9%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
          5,055,000 6 1/2s, November 15, 2026                                                             5,359,109
            231,000 6 1/4s, May 15, 2030                                                                    246,087
         41,545,000 6 1/8s, November 15, 2027 (SEG)                                                      42,077,191
                    U.S. Treasury Notes
         54,475,000 6 1/2s, February 15, 2010                                                            56,271,041
          3,870,000 6 3/8s, January 31, 2002                                                              3,867,562
          2,835,000 5 7/8s, November 15, 2004                                                             2,798,684
                                                                                                   ----------------
                                                                                                        110,619,674
                                                                                                   ----------------
                    Total U.S. Government and Agency Obligations
                    (cost $154,276,699)                                                            $    155,765,192

COLLATERALIZED MORTGAGE OBLIGATIONS (9.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $       80,000 Amresco Commercial Mortgage Funding I Ser. 97-C1,
                    Class F, 7.64s, 2029                                                           $         75,200
          1,780,901 Blackstone Hotel Acquisition Co. sr. mtge. loan 10.26s, 2003                          2,533,385
                    Commercial Mortgage Acceptance Corp.
          2,305,000 Ser. 97-ML1, Class D, 6.977s, 2030                                                    2,128,884
         12,555,128 Ser. 97-ML1, Interest Only (IO), .956s, 2017                                            563,019
         76,689,770 Commercial Mortgage Asset Trust Ser. 99-C1, Class X,
                    IO, .9125s, 2020                                                                      4,739,188
          2,685,000 Countrywide Home Loan Ser. 98-3, Class A5, 6 3/4s, 2028                               2,482,366
          4,100,000 Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                    Class A8, 6 1/2s, 2024                                                                3,711,074
                    Criimi Mae Commercial Mortgage Trust
         13,223,000 Ser. 98-C1, Class A2, 7s, 2011                                                       11,698,223
          3,474,000 Ser. 98-C1, Class B, 7s, 2011                                                         2,796,570
         70,780,978 Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                    Class X, IO, 1.11s, 2031                                                              3,561,168
                    Fannie Mae
          5,636,429 Ser. 281, Class 2, IO, 9s, 2026                                                       1,595,814
          2,900,298 Ser. 251, Class 2, IO, 8s, 2023                                                         869,636
          2,748,766 Ser. 203, Class 2, IO, 8s, 2023                                                         824,200
            876,127 Ser. 176, Class 2, IO, 8s, 2022                                                         248,738
          2,427,348 Ser. 217, Class 2, IO, 8s, 2023                                                         689,139
          5,457,496 Ser. 266, Class 2, IO, 7 1/2s, 2024                                                   1,611,667
          6,079,312 Ser. 254, Class 2, IO, 7 1/2s, 2024                                                   1,863,689
          6,452,221 Ser. 252, Class 2, IO, 7 1/2s, 2023                                                   1,975,993
          6,762,024 Ser. 221, Class 2, IO, 7 1/2s, 2023                                                   2,028,607
         15,175,623 Ser. 218, Class 2, IO, 7 1/2s, 2023                                                   4,581,141
          6,454,113 Ser. 93-251, Class Z, 6 1/2s, 2023                                                    5,701,805
          6,328,034 Ser. 97-91, Class SL, IO, 2.76s, 2023                                                   570,512
          8,681,387 Ser. 98-66, Class SB, IO, 1.53s, 2028                                                   412,366
                    Freddie Mac
            703,374 Ser. 2209, Class S, 10.62s, 2024                                                        656,885
            969,373 Ser. 147, IO, 8s, 2023                                                                  287,480
          2,757,500 Ser. 2219, Class SA, 7.7s, 2030                                                       2,209,585
          1,539,212 Ser. 1717, Class L, 6 1/2s, 2024                                                      1,473,615
          1,914,000 Ser. 44, Class SG, IO, 2.8s, 2023                                                       304,147
          3,027,381 Ser. 2090, Class SA, IO, 2.174s, 2028                                                   161,776
          3,045,229 Ser. 2090, Class SB, IO, 2.174s, 2028                                                   162,729
          3,056,056 Ser. 2090, Class SC, IO, 2.174s, 2028                                                   163,308
          2,761,181 Ser. 2090, Class SD, IO, 2.174s, 2028                                                   147,551
          1,575,000 GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                    6 3/4s, 2028                                                                          1,466,073
          2,770,000 General Growth Properties Ala Moa Ser. 99-C1, Class E,
                    FRB 8.88s, 2004                                                                       2,772,489
                    General Growth Properties-Homart
            570,000 Ser. 99-C1, Class G, 9.13s, 2003                                                        571,180
            650,000 Ser. 99-C1, Class F, 8.88s, 2003                                                        651,346
                    General Growth Properties-Ivanhoe
            695,000 Ser. 99-C1, Class G, FRB, 9.88s, 2004                                                   695,842
          1,198,000 Ser. 99-C1, Class F, FRB, 9.13s, 2004                                                 1,199,498
                    Government National Mortgage Association
          1,919,698 Ser. 99-30, Class SG, 9.619s, 2025                                                    1,776,921
          3,862,067 Ser. 00-17, Class SB, 9.119s, 2026                                                    3,746,205
          1,203,438 Ser. 99-44, Class SZ, 9.1s, 2029                                                      1,117,881
          2,110,632 Ser. 99-38, Class SL 8.869s, 2026                                                     1,906,494
            986,222 Ser. 00-16, Class SA, 8.619s, 2026                                                      857,396
          1,970,478 Ser. 98-2, Class EA, Principal Only (PO) zero %, 2028                                 1,335,615
                    Merrill Lynch Mortgage Investors, Inc.
          1,495,000 Ser. 96-C2, Class E, 6.96s, 2028                                                      1,281,495
         23,921,191 Ser. 96-C2, IO, 1.935s, 2028                                                          1,532,451
          1,615,000 Ser. 95-C3, Class D, 7.788s, 2025                                                     1,579,167
          2,450,738 Ser. 98-C2, IO, 6.574s, 2030                                                            168,488
                    Mortgage Capital Funding, Inc.
         10,243,865 Ser. 97-MC2, Class X, IO, 1.579s, 2012                                                  671,453
          6,292,745 Ser. 98-MC1, Class X, IO, .854s, 2009                                                   223,442
            391,077 Prudential Home Mortgage Securities Ser. 93-57,
                    Class A4, 5.9s, 2023                                                                    383,678
          1,700,000 Residential Mortgage Securities Ser. 8, Class M, FRB,
                    7.436s, 2038                                                                          2,524,706
          1,471,263 Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                   1,422,152
          3,495,000 Starwood Asset Receivables Trust Ser. 00-1, Class E,
                    9.37s, 2005                                                                           3,507,560
                                                                                                   ----------------
                    Total Collateralized Mortgage Obligations
                    (cost $96,729,092)                                                             $     94,220,992

BRADY BONDS (2.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    2,910,000 Argentina (Republic of) gov't guaranty 6s, 2023                                $      1,982,583
            912,000 Argentina (Republic of) deb. FRB 6.688s, 2005                                           841,320
         13,195,790 Brazil (Federal Republic of) bonds 8s, 2014                                           9,815,028
          4,170,000 Bulgaria (Government of) Ser. A, FLIRB, 2 1/4s, 2012                                  3,153,563
            510,000 Bulgaria (Government of) deb. Ser. PDI, FRB, 6.688s, 2011                               410,550
          1,730,000 Bulgaria (Government of) FRB Ser. A, 6 1/2s, 2024                                     1,388,325
          9,170,000 United Mexican States sec. Ser. W-B, 6 1/4s, 2019                                     7,852,271
          2,110,000 Venezuela (Republic of) Ser. W-A, 6 3/4s, 2020                                        1,506,118
          2,678,550 Venezuela (Republic of) deb. Ser. DL, FRB, 6.762s, 2007                               2,233,375
                                                                                                   ----------------
                    Total Brady Bonds (cost $26,998,906)                                           $     29,183,133

PREFERRED STOCKS (3.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             32,813 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                          $        262,504
                538 Benedek Communications Corp. 11.50% pfd. (PIK)                                          384,670
             80,020 Brand Scaffold $3.63 cum. pfd.                                                        2,200,550
              3,000 CGA Group, Ltd. 144A Ser. A, 13.75% pfd. (PIK)                                           81,000
             39,725 Chevy Chase Pfd. Capital Corp. Ser. A, $5.19 pfd.                                     1,867,075
              5,275 Chevy Chase Savings Bank $3.25 pfd.                                                     134,513
              9,940 Citadel Broadcasting, Inc. 144A Ser. B, $13.25 cum. pfd. (PIK)                        1,063,580
            430,000 CSBI Capital Trust I 144A company guaranty $11.75, 2027                                 460,100
             27,376 CSC Holdings, Inc. Ser. M, $11.13 cum. pfd. (PIK)                                     2,888,168
             69,460 Diva Systems Corp. Ser. C, $6.00 pfd.                                                   416,760
             20,000 Doane Pet Care Enterprise $7.12 pfd.                                                    800,000
              2,770 Dobson Communications 13.00% pfd. (PIK)                                               2,728,450
                540 First Republic 144A 10.50% pfd.                                                         467,100
                170 Fresenius Medical Capital Trust I Ser. D, 9.00% company
                    guaranty, pfd. (Germany)                                                                166,600
              1,960 Fresenius Medical Capital Trust II 7.875% company guaranty,
                    pfd. (Germany)                                                                        1,754,200
             16,260 Global Crossing Holdings, Ltd. $10.50 cum. pfd. (PIK)                                 1,593,480
             74,000 Golden State Bancorp Ser. A, $2.28 pfd.                                               1,720,500
              1,381 Granite Broadcasting 144A 12.75% cum. pfd. (PIK)                                      1,160,040
              1,833 ICG Holdings, Inc. 14.25% pfd. (PIK)                                                  1,356,420
                787 ICG Holdings, Inc. 14.00% cum. pfd. (PIK)                                               566,352
              2,515 Intermedia Communications Ser. B, 13.50% pfd. (PIK)                                   1,835,950
              1,172 Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                            1,242,320
                469 Nextel Communications, Inc. Ser. E, $11.125 pfd. (PIK)                                  469,000
             39,670 NEXTLINK Communications, Inc. 14.00% pfd. (PIK)                                       2,072,758
                766 NEXTLINK Communications, Inc. Ser. B, 13.50% pfd. (PIK)                                 735,360
                253 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                    2,454,100
                782 R & B Falcon Corp. 13.875% cum. pfd. (PIK)                                              891,480
              1,268 Rural Cellular Corp. 12.25% pfd. (PIK)                                                1,179,240
                                                                                                   ----------------
                    Total Preferred Stocks (cost $35,160,019)                                      $     32,952,270

UNITS (1.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
          1,420,000 AP Pegasus Shipping units 14 1/2s, 2008                                        $         63,900
          1,600,000 App China Group, Ltd. units 14s, 2010 (Singapore)                                       912,000
          1,950,000 CFW Communications Co. 144A units 13s, 2010                                           1,925,625
            530,000 Colo.com units 13 7/8s, 2010                                                            572,400
          1,300,000 Dayton Superior Corp. units 13s, 2009                                                 1,290,250
          1,070,000 Huntsman Packaging Corp. units 13s, 2010                                              1,086,050
          1,780,000 Investcorp units 12 3/4s, 2010                                                        1,762,200
          1,270,000 IPCS, Inc. units stepped-coupon zero % (14s 7/15/05),
                    2010 (STP)                                                                              701,675
          1,450,000 Maxcom Telecomunicacione units 13 3/4s, 2007 (Mexico)                                 1,015,000
          2,310,000 Ubiquitel Operating Co. units company guaranty
                    stepped-coupon zero % (14s, 4/15/05), 2010 (STP)                                      1,270,500
            960,000 XCL, Ltd. units 13 1/2s, 2004                                                           172,800
            820,000 XM Satellite Radio, Inc. units 14s, 2010                                                766,700
                                                                                                   ----------------
                    Total Units (cost $13,923,875)                                                 $     11,539,100

CONVERTIBLE BONDS AND NOTES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    3,080,000 Cybernet Internet Services Intl., Inc. 144A cv. sr. disc.
                    notes stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                         $      1,324,400
          1,940,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                          979,700
            800,000 HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                            618,000
          1,000,000 Micron Technology, Inc cv. 6 1/2s, 2005                                                 840,000
            680,000 Parker Drilling Corp. cv. sub. notes 5 1/2s, 2004                                       538,900
                                                                                                   ----------------
                    Total Convertible Bonds and Notes (cost $4,838,213)                            $      4,301,000

CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              3,200 Global Crossing Ltd. 6.75% cum cv. pfd.                                        $        677,400
              2,500 Global Crossing, Ltd. 7.00% cum cv. pfd.                                                424,531
             41,120 Global Telesystems Group, Inc. 144A $3.625 cv. pfd.                                     745,300
              1,900 Interact Systems, Inc. 14.00% cv. pfd.                                                    1,900
              6,800 LTV Corp. (The) 144A $4.13 cv. pfd.                                                     261,375
                 57 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   547,200
             31,400 PSINet, Inc. 144A $3.50 cv. pfd.                                                        816,400
                186 World Access 144A Series D, zero % cv. pfd.                                             180,420
              7,615 XCL, Ltd. 144A 9.50% cv. pfd. (PIK)                                                       3,808
              1,503 XCL, Ltd. 144A Ser. A, 9.50% cv. pfd. (PIK)                                                 752
                                                                                                   ----------------
                    Total Convertible Preferred Stocks (cost $6,306,209)                           $      3,659,086

COMMON STOCKS (0.3%) (a) (NON)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             44,790 360Networks, Inc. 144A (Canada)                                                $        559,875
                525 AmeriKing, Inc.                                                                           5,250
            277,865 Celcaribe S.A.                                                                           34,733
             10,934 IFINT Diversified Holdings 144A                                                          21,868
              1,887 MGC Communications, Inc.                                                                 84,915
                466 Mothers Work, Inc.                                                                        4,660
                250 Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil)                                     3
              1,186 Premium Holdings 144A                                                                    11,857
              2,502 PSF Holdings LLC Class A                                                              2,502,480
             21,150 Spanish Broadcasting System, Inc.                                                       235,294
             36,750 Specialty Foods Acquisition Corp.                                                           368
              5,535 Viatel, Inc.                                                                             77,144
                                                                                                   ----------------
                    Total Common Stocks (cost $10,108,637)                                         $      3,538,447

WARRAANTS (0.3%) (a) (NON)                                                                EXPIRATION
NUMBER OF WARRAANTS                                                                         DATE              VALUE
-------------------------------------------------------------------------------------------------------------------
                 16 Anker Coal Group, Inc. 144A                                           10/28/09 $              1
                810 Bestel S.A. de C.V. (Mexico)                                          5/15/05            97,200
                780 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08            42,900
              1,247 Carrier1 Intl. SA                                                     2/19/09           374,100
              6,652 CellNet Data Systems, Inc.                                            10/1/07                 1
                 60 Decrane Aircraft Holdings                                             9/30/08                 1
              2,520 Destia Communications 144A                                            7/15/07           176,400
              1,715 Diva Systems Corp.                                                    5/15/06         1,029,000
              6,398 Diva Systems Corp.                                                    3/1/08             89,572
              1,090 Epic Resorts                                                          6/15/05                11
                950 Equinix, Inc.                                                         12/1/07            66,500
              1,190 Firstworld Communication Corp.                                        4/15/08            23,800
              1,015 Globalstar Telecommunications                                         2/15/04             1,015
             20,856 ICG Communications                                                    10/15/05          333,695
              1,900 Interact Systems, Inc.                                                8/1/03                 19
              1,900 Interact Systems, Inc. 144A                                           12/15/09               19
              1,140 International Wireless Communications
                    Holdings 144A                                                         8/15/01                 1
             20,653 Intra Corp. Class A                                                   2/1/10                  2
              7,097 Intra Corp. Class B                                                   2/1/10                  1
              2,175 KMC Telecommunications Holdings, Inc.                                 4/15/08             6,525
              2,185 Knology Holdings                                                      10/22/07           13,110
                470 Leap Wireless International 144A                                      4/15/10             1,175
              3,590 McCaw International, Ltd.                                             4/15/07            14,360
                940 Mediq, Inc. 144A                                                      6/1/09                  9
                160 Motient Corp. 144A                                                    4/1/08              6,400
                470 Onepoint Communications, Inc.                                         6/1/08              9,400
                990 Orbital Imaging Corp. 144A                                            3/1/05             19,800
              1,310 Orion Network Systems                                                 1/15/07            14,410
             12,880 Pagemart, Inc. 144A                                                   12/31/03          141,680
              1,570 Pathnet, Inc. 144A                                                    4/15/08            15,700
              1,600 Paxson Communications Corp. 144A                                      6/30/03             3,600
                960 R & B Falcon Corp. 144A                                               5/1/09            384,000
                810 Raintree Resort 144A                                                  12/1/04                 8
              1,640 Startec Global Communications Corp.                                   5/15/08             5,740
                680 Sterling Chemicals Holdings                                           8/15/08             6,120
                630 Telehub Communications Corp.                                          7/31/05               315
              5,820 UIH Australia/Pacific, Inc. 144A                                      5/15/06           174,600
                 50 Versatel Telecom N.V.                                                 5/15/08            20,750
            454,880 Wright Medical Technology, Inc. 144A                                  6/30/03                 5
                                                                                                   ----------------
                    Total Warrants (cost $1,681,541)                                               $      3,071,945

ASSET-BACKED SECURITIES (0.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $      948,191 Contimortgage Home Equity Loan Trust Ser. 97-1,
                    Class M2, 7.67s, 2028                                                          $        468,466
          3,289,582 First Plus Ser. 98-A, Class A, 8 1/2s, 2023                                           2,445,588
                                                                                                   ----------------
                    Total Asset-Backed Securities (cost $4,223,683)                                $      2,914,054

PURCHASED OPTIONS OUTSTANDING (--%) (a)                                            EXPIRATION DATE/
CONTRACT AMOUNT                                                                      STRIKE PRICE             VALUE
-------------------------------------------------------------------------------------------------------------------
     $    9,954,792 USD/JPY Call                                                      Oct-00/110   $         96,114
         10,072,333 USD/JPY Call                                                      Oct-00/110             95,687
                                                                                                   ----------------
                    Total Purchased Options Outstanding
                    (cost $186,820)                                                                $        191,801

SHORT-TERM INVESTMENTS (4.6%) (cost $46,785,000) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   46,785,000 Interest in $625,000,000 joint repurchase agreement dated July 31, 2000 with Morgan (J.P.) & Co., Inc.
                    due August 1, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $46,793,551 for an
                    effective yield of 6.58%                                                       $     46,785,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,075,984,031) (b)                                    $    994,546,531
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,013,486,743.

  (b) The aggregate identified cost on a tax basis is $1,080,252,081, resulting in gross unrealized appreciation and depreciation of $20,229,026 and $105,934,576, respectively, or net unrealized depreciation of $85,705,550.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at July 31, 2000, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at July 31, 2000:
      (as percentage of Market Value)

         Argentina         1.0%
         Australia         1.3
         Canada            2.0
         Denmark           2.1
         Germany           1.6
         Greece            1.3
         Mexico            2.0
         Russia            1.4
         United Kingdom    2.8
         United States    78.6
         Other             5.9
                          ----
         Total           100.0%

---------------------------------------------------------------------------
Forward Currency Contracts to Buy at July 31, 2000
(aggregate face value $219,831,350)
                                Aggregate Face    Delivery      Unrealized
                 Market Value        Value          Date       Depreciation
---------------------------------------------------------------------------
Australian
Dollar          $ 32,704,378      $33,465,363      9/20/00     $  (760,985)
Canadian Dollar    3,248,746        3,267,932      9/20/00         (19,186)
Euro Dollar      104,433,338      107,478,023      9/20/00      (3,044,685)
Japanese Yen      47,930,166       49,736,934      9/20/00      (1,806,768)
Japanese Yen      10,250,179       10,355,795     10/16/00        (105,616)
Swedish Krone     12,686,900       13,049,384      9/20/00        (362,484)
Swiss Franc        2,466,296        2,477,919      9/20/00         (11,623)
---------------------------------------------------------------------------
                                                               $(6,111,347)
---------------------------------------------------------------------------
Forward Currency Contracts to Sell at July 31, 2000
(aggregate face value $172,382,768)
                                Aggregate Face     Delivery     Unrealized
               Market Value          Value           Date      Appreciation
---------------------------------------------------------------------------
British Pounds  $28,514,450      $28,967,476       9/20/00      $  453,026
Canadian Dollar  23,290,991       23,485,917       9/20/00         194,926
Danish Krone     20,423,439       20,812,728       9/20/00         389,289
Euro Dollar      31,488,286       32,276,476       9/20/00         788,190
Japanese Yen     56,826,266       58,961,296       9/20/00       2,135,030
New Zealand
Dollar            7,543,108        7,878,875       9/20/00         335,767
---------------------------------------------------------------------------
                                                                $4,296,228
---------------------------------------------------------------------------
Futures Contracts Outstanding at July 31, 2000
                                                                Unrealized
                                Aggregate Face    Expiration   Appreciation/
                Total Value          Value           Date     (Depreciation)
---------------------------------------------------------------------------
Euro-Bobl 5 Yr
(Short)          $1,335,740       $1,328,678        Dec-00    $   (7,062)
Euro-Bobl 5 Yr
(Long)            1,527,597        1,520,102        Sep-00         7,495
Euro-Bund
(Short)          16,013,385       15,758,360        Sep-00      (255,025)
EuroYen 3 Mo
(Long)            9,094,477        9,087,266        Mar-01         7,211
EuroYen 3 Mo
(Short)           9,077,590        9,064,225        Sep-01       (13,365)
Gilt (Short)      3,225,730        3,167,554        Sep-00       (58,176)
US Treasury
Note 10 Yr
(Long)           20,074,797       19,396,063        Sep-00       678,734
US Treasury
Note 5 Yr (Long)  4,067,328        4,057,268        Sep-00        10,060
US Treasury
Note 5 Yr
(Short)          64,085,219       62,597,677        Sep-00    (1,487,542)
US Treasury
Note 5 Yr
(Short)           4,069,250        4,056,303        Dec-00       (12,947)
US Treasury
Bond (Long)      14,591,875       13,920,616        Sep-00       671,259
---------------------------------------------------------------------------
                                                              $ (459,358)
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
July 31, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,075,984,031) (Note 1)                                    $  994,546,531
-------------------------------------------------------------------------------------------
Cash                                                                                885,667
-------------------------------------------------------------------------------------------
Foreign currency (cost $620,168)                                                    673,284
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        20,493,958
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   23,089,829
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                      14,615
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                    4,296,228
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                    501,196
-------------------------------------------------------------------------------------------
Total assets                                                                  1,044,501,308

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             7,462,770
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 15,125,079
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,797,873
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          120,700
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        48,745
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,364
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                       6,111,347
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                       235,299
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              111,388
-------------------------------------------------------------------------------------------
Total liabilities                                                                31,014,565
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,013,486,743

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,220,796,521
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                       (18,262,657)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                         (105,359,196)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                               (83,687,925)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,013,486,743

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($1,013,486,743 divided by
140,989,259 shares)                                                                   $7.19
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Year ended July 31, 2000
Investment income:
-------------------------------------------------------------------------------------------
Interest income                                                                $ 92,587,114
-------------------------------------------------------------------------------------------
Dividends                                                                         4,180,175
-------------------------------------------------------------------------------------------
Total investment income                                                          96,767,289

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  7,245,642
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      953,350
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    37,853
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     16,849
-------------------------------------------------------------------------------------------
Other                                                                               406,451
-------------------------------------------------------------------------------------------
Total expenses                                                                    8,660,145
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (115,272)
-------------------------------------------------------------------------------------------
Net expenses                                                                      8,544,873
-------------------------------------------------------------------------------------------
Net investment income                                                            88,222,416
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (28,456,473)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                     905,526
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (3,996,965)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                               (3,005,988)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
contracts and TBA sale commitments during the year                              (19,560,542)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (54,114,442)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $ 34,107,974
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                         Year ended July 31
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   88,222,416   $   90,268,650
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                         (31,547,912)     (73,019,543)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                          (22,566,530)     (66,575,654)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                        34,107,974      (49,326,547)
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
   From net investment income                                         (91,636,916)     (86,389,968)
--------------------------------------------------------------------------------------------------
   In excess of net investment income                                  (2,963,818)              --
--------------------------------------------------------------------------------------------------
   From net realized gain on investments                                       --      (17,357,444)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions
from reinvestment of dividends                                                 --        5,865,852
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (60,492,760)    (147,208,107)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   1,073,979,503    1,221,187,610
--------------------------------------------------------------------------------------------------
End of year (including distributions in excess
of net investment income of $18,262,657
and $6,283,550, respectively)                                      $1,013,486,743   $1,073,979,503
--------------------------------------------------------------------------------------------------

Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning of year                               140,989,259      140,248,960
--------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment
of distributions                                                               --          740,299
--------------------------------------------------------------------------------------------------
Shares outstanding at end of year                                     140,989,259      140,989,259
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------
Per-share
operating performance                                       Year ended July 31
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.62        $8.71        $8.88        $8.53        $8.46
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment income                    .63          .64          .74          .65          .64
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.39)        (.99)        (.18)         .38          .09
------------------------------------------------------------------------------------------------
Total from
investment operations                    .24         (.35)         .56         1.03          .73
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net
investment income                       (.65)        (.62)        (.66)        (.65)        (.65)
------------------------------------------------------------------------------------------------
In excess of net
investment income                       (.02)          --           --         (.03)        (.01)
------------------------------------------------------------------------------------------------
From net realized gain                    --         (.12)        (.07)          --           --
------------------------------------------------------------------------------------------------
Total distributions                     (.67)        (.74)        (.73)        (.68)        (.66)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.19        $7.62        $8.71        $8.88        $8.53
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)                    (1.51)       (7.24)        8.06        26.24         7.94
------------------------------------------------------------------------------------------------
Market value,
end of period                          $6.38        $7.19        $8.50        $8.56        $7.38
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,013,487   $1,073,980   $1,221,188   $1,245,444   $1,199,854
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .83          .86          .89          .83          .85
------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               8.48         8.05         8.34         7.42         7.43
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                133.80       165.79       209.50       262.01       332.00
------------------------------------------------------------------------------------------------

  (a) Total return assumes dividend reinvestment.

  (b) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
July 31, 2000

Note 1
Significant accounting policies

Putnam Premier Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed income securities market.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non cash dividends, if any, are recorded at the fair market value of the securities received. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

Securities purchased or sold on a forward commitment basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2000, the fund had a capital loss carryover of approximately $84,751,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $39,893,000    July 31, 2007
    44,858,000    July 31, 2008

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, dividends payable, defaulted bond interest, unrealized gains and losses on certain futures contracts, paydown gains and losses on mortgage-backed securities, market discount, interest on payment-in-kind securities, foreign market discount reclass and book accretion adjustment. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 2000, the fund reclassified $5,600,789 to increase distributions in excess of net investment income and $329,025 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $5,929,814. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average weekly net assets of the fund. Such fee is based on the following annual rates:
0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended July 31, 2000, fund expenses were reduced by $115,272 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,589 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended July 31, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $904,293,569 and $693,725,384, respectively. Purchases and sales of U.S. government obligations aggregated $439,784,125 and $721,321,825, respectively.

Note 4
Share Repurchase Program

The Trustees authorized the fund to repurchase up to 7,000,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding. For the year ended July 31, 2000, the fund did not repurchase any shares. As of July 31, 2000, 511,000 shares have been repurchased since the inception of the program.


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated .70% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


RESULTS OF JUNE 1, 2000 SHAREHOLDER MEETING
(Unaudited)

An annual meeting of shareholders of the fund was held on June 1, 2000. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                              Votes
                                          Votes for          withheld

Jameson Adkins Baxter                   127,353,988         3,679,138
Hans H. Estin                           127,145,757         3,887,368
John A. Hill                            127,379,358         3,653,767
Ronald J. Jackson                       127,371,696         3,661,430
Paul L. Joskow                          127,376,340         3,656,785
Elizabeth T. Kennan                     127,277,900         3,755,225
Lawrence J. Lasser                      127,363,658         3,669,467
John H. Mullin III                      127,358,699         3,674,426
Robert E. Patterson                     127,404,749         3,628,376
George Putnam, III                      127,342,171         3,690,954
A.J.C. Smith                            127,288,314         3,744,811
W. Thomas Stephens                      127,374,776         3,658,349
W. Nicholas Thorndike                   127,254,496         3,778,630

A proposal to ratify the selection of KPMG LLP as the independent auditors of your fund was approved as follows:
128,544,633 votes for, and 1,012,536 votes against, with 1,475,956 abstentions.

All tabulations are rounded to nearest whole number.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

David L. Waldman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


63670  073  9/00